RELATED PARTY DISCLOSURES - Swiss Marine (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Related party receivables		$ 3	$ 5,180
Shareholder loan		3	5,180
Revenue from related parties		24,454	1,609	$ 4,059
Swiss Marine [Member]
Related Party Transaction [Line Items]
Repayments of loans receivable from related party	$ 5,700
Proceeds from repayments of shareholder loan, principal	5,400
Proceeds from repayments of shareholder loan, interest	300
Swiss Marine [Member]
Related Party Transaction [Line Items]
Shareholder loan	$ 5,300	0
Subordinated shareholder loan, term			5 years
Revenue from related parties		$ 19,528	$ 0	$ 0
Swiss Marine [Member] | London Interbank Offered Rate (LIBOR) [Member]
Related Party Transaction [Line Items]
Spread on variable rate (percent)			2.00%
Swiss Marine [Member] | Shareholder Loan [Member]
Related Party Transaction [Line Items]
Related party receivables			$ 10,700